PROPERTY AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 10,220,444	R$ 11,118,009	R$ 11,971,122
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	29,091,743	28,373,236
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	(18,871,299)	(17,255,227)
Net [Member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 10,220,444	R$ 11,118,009
Buildings [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	4.00%	4.00%
Property and equipment value	R$ 2,859,719	R$ 3,610,211	4,119,473
Buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	8,251,334	8,386,525
Buildings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	(5,391,615)	(4,776,314)
Land [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	871,952	912,088	929,066
Land [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 871,952	R$ 912,088
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Property and equipment value	R$ 2,706,833	R$ 3,074,492	3,228,655
Other property, plant and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	5,573,061	6,070,838
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	(2,866,228)	R$ (2,996,346)
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates		10.00%
Property and equipment value	R$ 119,670	R$ 126,350	74,791
Communication and network equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%
Communication and network equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%
Communication and network equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 386,802	404,802
Communication and network equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	(267,132)	(278,452)
Data Processing Systems [Member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 3,432,633	R$ 3,305,062	3,523,783
Data Processing Systems [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%	20.00%
Data Processing Systems [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	40.00%	40.00%
Data Processing Systems [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 13,641,163	R$ 12,361,949
Data Processing Systems [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	(10,208,530)	(9,056,887)
Transportation Systems [Member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 229,637	R$ 89,806	R$ 95,354
Transportation Systems [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Transportation Systems [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%	20.00%
Transportation Systems [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 367,431	R$ 237,034
Transportation Systems [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ (137,794)	R$ (147,228)